Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Diluted net loss	397,203,840	195,263,840
Warrants outstanding	377,947,640	176,947,640
Unlisted options outstanding	19,256,200	18,316,200